Schedule of market rental rates (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest expenses	£ 36	£ 20	£ 30
Lease payments	(112)	(258)	(450)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	76	907	546
Additions	720		822
Transfer to lease liabilities	77		0
Effect of modification to lease terms	(24)	(788)	(82)
Interest expenses	29	15	24
Lease payments	(112)	(105)	(391)
Exchange differences	0	47	(12)
Balance at ending	£ 766	£ 76	£ 907